UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                            CERTIFIED AMENDED REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08030

                 Name of Registrant: Royce Micro-Cap Trust, Inc.

               Address of Registrant: 1414 Avenue of the Americas
                               New York, NY 10019

        Name and address of agent for service: John E. Denneen, Esquire
                                               1414 Avenue of the Americas
                                               New York, NY 10019

       Registrant's telephone number, including area code: (212) 486-1445
                      Date of fiscal year end: December 31
            Date of reporting period: January 1, 2003 - June 30, 2003


ITEM 1:  REPORTS TO SHAREHOLDERS


ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.8%
                                                        SHARES            VALUE
                                                        ------            -----
CONSUMER PRODUCTS - 9.0%
Apparel and Shoes - 3.0%
    Ashworth (a)                                        43,000   $      304,870
    DELTA APPAREL                                      146,500        2,380,625
    Kleinert's (a,d)                                    14,200                0
    Marisa Christina (a)                                51,600           73,788
    Nautica Enterprises (a)                            107,600        1,380,508
    Oshkosh B'Gosh Cl. A                                37,000          999,000
    WEYCO GROUP                                         40,000        1,840,400
                                                                 ---------------
                                                                       6,979,191
                                                                 ---------------

Collectibles - 1.0%
    The Boyds Collection (a,c)                         227,700        1,072,467
    Enesco Group (a)                                    52,400          387,760
    Topps Company (The) (a)                            101,000          867,590
                                                                 ---------------
                                                                       2,327,817
                                                                 ---------------

Food/Beverage/Tobacco - 1.3%
    800 JR CIGAR (a,d)                                 193,000        2,509,000
   +Green Mountain Coffee Roasters (a,c)                15,000          285,000
    Monterey Pasta Company (a,c)                        69,000          341,550
                                                                 ---------------
                                                                       3,135,550
                                                                 ---------------

Home Furnishing/Appliances - 0.8%
    Bassett Furniture Industries                        26,300          349,264
    Falcon Products (a)                                150,000          634,500
    Lifetime Hoan (c)                                  109,854          837,088
    Stanley Furniture Company                            2,500           68,525
                                                                 ---------------
                                                                       1,889,377
                                                                 ---------------

Publishing - 0.3%
    Information Holdings (a)                            40,000          730,000

Sports and Recreation - 0.8%
    Johnson Outdoors Cl. A (a)                          31,600          431,340
    Monaco Coach (a,c)                                  85,900        1,316,847
    National R.V. Holdings (a)                          31,800          164,724
                                                                 ---------------
                                                                       1,912,911
                                                                 ---------------

Other Consumer Products - 1.8%
    Concord Camera (a)                                  30,000          212,700
    Cross (A. T.) & Company Cl. A (a)                  100,000          594,000
    JAKKS Pacific (a)                                   35,000          465,150
    Lazare Kaplan International (a)                    151,700          879,860
    Matthews International Cl. A                        76,000        1,881,760
    Pillowtex Corporation (a)                           20,000            4,400
    Water Pik Technologies (a,c)                        41,500          322,455
                                                                 ---------------
                                                                       4,360,325
                                                                 ---------------
TOTAL (Cost $15,141,248)                                             21,335,171
                                                                 ===============

Consumer Services - 4.5%
Direct Marketing - 0.1%
    ValueVision Media Cl. A (a)                          5,000           68,150
                                                                 ---------------

Leisure/Entertainment - 0.2%
    ACTV (a)                                            55,000           53,900
    IMAX Corporation (a,c)                              25,000          225,000
    TiVo (a,c)                                          20,000          247,000
                                                                 ---------------
                                                                         525,900
                                                                 ---------------

Restaurants/Lodgings - 0.2%
    Angelo and Maxie's (a)                               3,333            9,832
    Benihana Cl. A (a)                                  29,770          392,964
    IHOP Corporation (c)                                 3,900          123,123
                                                                 ---------------
                                                                         525,919
                                                                 ---------------

Retail Stores - 3.6%
    Brookstone (a)                                      23,000          465,750
    Buckle (The) (a)                                    36,500          701,895
    Cato Cl. A                                          58,000        1,222,640
   +Charming Shoppes (a,c)                              50,000          248,500
    Dress Barn (The) (a)                                53,660          679,872
   +FTD Cl. A (a,c)                                     10,000          201,800
    Gadzooks (a,c)                                      63,000          357,840
    InterTAN (a)                                        49,800          408,360
    La Senza Corporation                                99,900          722,124
    STEIN MART (a)                                     285,200        1,708,348
    United Retail Group (a)                             60,600          119,382
    WET SEAL (THE) CL. A (a)                           157,000        1,676,760
                                                                 ---------------
                                                                       8,513,271
                                                                 ---------------

Other Consumer Services - 0.4%
    Ambassadors Group (a)                                7,500          104,775
    Ambassadors International (a)                        6,100           73,261
    E-LOAN (a,c)                                        80,500          469,315
    First Cash Financial Services (a)                   20,500          291,305
                                                                 ---------------
                                                                         938,656
                                                                 ---------------
TOTAL (Cost $7,950,925)                                              10,571,896
                                                                 ===============

DIVERSIFIED INVESTMENT COMPANIES - 0.2%
Closed-End Mutual Funds - 0.2%
        Central Fund of Canada Cl. A (c)               140,000          600,600
                                                                 ---------------
TOTAL (Cost $554,082)                                                   600,600
                                                                 ===============

FINANCIAL INTERMEDIARIES - 5.0%
Banking - 0.4%
    First Midwest Financial                              1,000           18,585
    Queen City Investments (a)                             948          466,416
    Sterling Bancorp                                    14,520          404,963
                                                                 ---------------
                                                                         889,964
                                                                 ===============

Insurance - 4.6%
    Arch Capital Group (a)                              25,700          892,561
    Argonaut Group (a)                                  30,900          380,997
    Ceres Group (a)                                     50,300          144,864
    Independence Holding                                18,630          393,279
    NYMAGIC                                             67,900        1,375,654
    Navigators Group (a)                                47,200        1,407,504
    PICO Holdings (a)                                   91,600        1,190,800
    PMA Capital Cl. A                                   80,000        1,005,600
    PXRE Group                                          73,164        1,448,647
    ProAssurance Corporation (a)                        57,500        1,551,925
    Wellington Underwriting (a)                        444,712          754,544
    Zenith National Insurance (c)                       19,100          544,350
                                                                 ---------------
                                                                      11,090,725
                                                                 ---------------
TOTAL (Cost $7,574,357)                                              11,980,689
                                                                 ===============

FINANCIAL SERVICES - 1.6%
Information and Processing - 0.3%
    Fidelity National Information Solutions (a)         20,668          539,021
    InterCept (a)                                       32,000          267,520
                                                                 ---------------
                                                                         806,541
                                                                 ---------------

Insurance Brokers - 0.4%
    Clark (a)                                           20,900          249,755
    CorVel (a)                                          18,750          675,000
                                                                 ---------------
                                                                         924,755
                                                                 ---------------


32 | THE ROYCE FUNDS SEMIANNUAL REPORT 2003

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
                                                        ------            -----
FINANCIAL SERVICES (CONTINUED)
Investment Management - 0.2%
    BKF Capital Group (a)                               27,700  $       604,691

Other Financial Services - 0.7%
    MicroFinancial (a)                                  10,000           18,400
    New Century Financial                                5,000          218,250
    PRG-Schultz International (a,c)                    225,000        1,327,500
                                                                 ---------------
                                                                       1,564,150
                                                                 ---------------
TOTAL (Cost $2,775,622)                                               3,900,137
                                                                 ===============

HEALTH - 11.1%
Commercial Services - 3.1%
    BioReliance Corporation (a)                         58,300        1,235,960
    Bruker Daltonics (a,c)                             200,300        1,067,599
    ICON ADR (a,b)                                         800           25,456
    PAREXEL International (a)                          134,400        1,874,880
    The TriZetto Group (a)                             181,500        1,096,260
    Young Innovations (a)                               73,850        2,104,725
                                                                 ---------------
                                                                       7,404,880
                                                                 ---------------

Drugs and Biotech - 2.5%
    Antigenics (a,c)                                    60,800          700,416
    Arena Pharmaceuticals (a)                           14,000           92,960
    BioSource International (a)                        177,900        1,227,510
    Emisphere Technologies (a)                         187,200          673,920
    Geron Corporation (a,c)                              6,000           44,160
    Lexicon Genetics (a)                               192,100        1,288,991
    Martek Biosciences (a)                              12,800          549,632
    Myriad Genetics (a)                                  5,000           68,050
    Nabi Biopharmaceuticals (a)                         40,000          274,400
    Sangamo BioSciences (a)                             10,000           28,500
    ViroPharma (a,c)                                    18,800           48,880
    VIVUS (a,c)                                        167,200          859,408
                                                                 ---------------
                                                                       5,856,827
                                                                 ---------------

Health Services - 2.2%
    ATC Healthcare Cl. A (a)                            35,000           22,050
    aaiPharma (a,c)                                     31,600          628,208
    Covalent Group (a)                                  25,000           56,250
    First Consulting Group (a)                         146,700          685,089
    Gene Logic (a)                                     210,000        1,253,700
    MIM Corporation (a,c)                               38,100          248,793
    MedCath Corporation (a,c)                           18,000          105,300
    On Assignment (a,c)                                132,000          528,000
    Quovadx (a)                                         45,000          134,550
    RehabCare Group (a)                                 25,000          366,250
    SFBC International (a,c)                            23,000          416,300
    Sierra Health Services (a,c)                        40,000          800,000
    Superior Consultant Holdings (a)                    10,000           30,000
                                                                 ---------------
                                                                       5,274,490
                                                                 ---------------

Personal Care - 0.8%
    Helen of Troy (a)                                   20,000          303,200
    Inter Parfums                                       46,200          341,880
    Ocular Sciences (a,c)                               60,800        1,206,880
                                                                 ---------------
                                                                       1,851,960
                                                                 ---------------

Surgical Products and Devices - 2.5%
    Aksys (a,c)                                         85,000        1,100,750
    Allied Healthcare Products (a)                     258,400          922,488
    Cantel Medical (a)                                  21,000          281,820
    Colorado MEDtech (a)                                 5,400           25,380
    CONMED Corporation (a,c)                             3,900           71,214
    Cyberonics (a,c)                                     5,000          107,550
    Exactech (a)                                        50,000          720,000
    Interpore International (a)                         17,600          224,048
    Molecular Devices (a)                               10,000          159,100
    NMT Medical (a)                                     44,000          174,680
    Orthofix International (a)                          29,500          965,830
    Osteotech (a)                                       22,100          300,339
    PLC Systems (a)                                    105,200           68,380
    Theragenics Corporation (a)                         15,000           64,500
    Utah Medical Products (a)                           42,300          848,115
                                                                 ---------------
                                                                       6,034,194
                                                                 ---------------
TOTAL (Cost $21,482,648)                                             26,422,351
                                                                 ===============

INDUSTRIAL PRODUCTS - 13.7%
Building Systems and Components - 2.0%
    Drew Industries (a)                                 15,000          273,000
    Juno Lighting (a)                                  108,600        1,453,068
    LSI Industries                                      43,850          486,735
    SIMPSON MANUFACTURING (a)                           44,200        1,617,720
    Skyline Corporation                                 32,100          963,000
                                                                 ---------------
                                                                       4,793,523
                                                                 ---------------

Construction Materials - 1.8%
    Ash Grove Cement Company                             8,000          944,000
    Eagle Building Technologies (a,c)                   15,000           21,000
    Encore Wire (a)                                     10,000           95,000
    Florida Rock Industries                             35,000        1,444,800
    Monarch Cement                                      50,410          879,655
    Synalloy Corporation (a)                           171,000          928,530
    Universal Stainless & Alloy Products (a)             7,700           50,589
                                                                 ---------------
                                                                       4,363,574
                                                                 ---------------

Industrial Components - 2.2%
    Aaon (a)                                            37,500          694,500
    Bel Fuse Cl. A                                      52,600        1,078,300
    Cable Design Technologies (a)                       30,000          214,500
    Penn Engineering & Manufacturing                    56,600          772,590
    Penn Engineering & Manufacturing Cl. A              30,800          373,912
    Powell Industries (a)                               85,800        1,256,112
    Scientific Technologies (a)                         10,700           51,895
    Tech/Ops Sevcon                                     76,200          400,050
    II-VI (a)                                           10,000          230,800
    Woodhead Industries                                 10,000          125,200
                                                                 ---------------
                                                                       5,197,859
                                                                 ---------------

Machinery - 1.6%
    Astec Industries (a)                                40,200          350,544
    Hurco Companies (a)                                 16,100           37,835
    LeCroy Corporation (a)                              34,000          328,440
    Lindsay Manufacturing                               10,000          232,200
    MTS Systems                                         10,000          147,400
    Mueller (Paul)                                      16,650          674,325
    T-3 Energy Services (a)                            198,610        1,306,854
    Woodward Governor                                   15,300          657,900
                                                                 ---------------
                                                                       3,735,498
                                                                 ---------------

Pumps, Valves and Bearings - 2.0%
    DENISON INTERNATIONAL ADR (a,b)                    123,500        2,377,375
    NN                                                  80,500        1,019,130
    Sun Hydraulics                                     152,550        1,229,553
                                                                 ---------------
                                                                       4,626,058
                                                                 ---------------


                                     THE ROYCE FUNDS SEMIANNUAL REPORT 2003 | 33

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
                                                        ------            -----
INDUSTRIAL PRODUCTS (CONTINUED)
Specialty Chemicals and Materials - 2.0%
    Aceto                                               87,631   $    1,616,792
    American Pacific (a)                                15,000          112,200
    Balchem Corporation                                 10,000          235,200
    CFC International (a)                              144,700          781,380
    Eastern Company (The)                               20,000          292,000
    Hawkins                                            122,667        1,229,123
    NuCo2 (a,c)                                         20,000          188,200
    Park Electrochemical                                10,000          199,500
                                                                 ---------------
                                                                       4,654,395
                                                                 ---------------

Textiles - 0.3%
    Fab Industries (a)                                  76,400          702,880

Other Industrial Products - 1.8%
    Astronics Corporation (a)                           26,400           85,668
    BHA GROUP HOLDINGS                                  96,915        1,919,886
    Maxwell Technologies (a)                            15,300           88,128
    Myers Industries                                    29,342          278,749
    Peerless Mfg. (a)                                   43,200          477,360
    Quixote Corporation                                 12,500          319,125
    Spartan Motors (c)                                  26,200          216,674
    Wescast Industries Cl. A                            37,900          942,952
                                                                 ---------------
                                                                       4,328,542
                                                                 ---------------
TOTAL (Cost $23,162,094)                                             32,402,329
                                                                 ===============

INDUSTRIAL SERVICES - 12.2%
Advertising/Publishing - 0.3%
    Digital Generation Systems (a)                       6,700           12,864
   +FindWhat.com (a,c)                                  10,000          188,100
    Modem Media Cl. A (a)                              141,200          561,976
                                                                 ---------------
                                                                         762,940
                                                                 ---------------

Commercial Services - 5.0%
    American Bank Note Holographics (a)                267,200          325,984
    Butler International (a)                            38,500           30,800
    Carlisle Holdings (a)                              400,000        1,320,000
    Core Laboratories (a)                               24,000          259,200
    Edgewater Technology (a)                            18,339           88,027
    Exponent (a)                                        63,200          979,600
   +Heidrick & Struggles International (a,c)            10,000          126,200
    iGATE Corporation (a)                              324,700        1,126,709
    Innodata Corporation (a)                           245,100          330,885
    Kforce (a)                                          55,000          265,650
    Manufacturers Services (a)                          95,000          460,750
    NCO Group (a)                                       20,000          358,200
    NIC (a)                                             26,800           78,256
    New Horizons Worldwide (a,c)                       282,000        1,206,960
    Pegasystems (a)                                     75,000          552,750
    RemedyTemp Cl. A (a)                                71,700          661,791
    TRC Companies (a,c)                                 25,000          369,000
    Tyler Technologies (a)                              65,000          276,250
    Volt Information Sciences (a)                       36,600          499,590
    Wackenhut Corrections (a)                           94,800        1,299,708
    Watson Wyatt & Company Holdings Cl. A (a)           15,000          347,700
    Westaff (a)                                        362,500          808,375
                                                                 ---------------
                                                                      11,772,385
                                                                 ---------------

Engineering and Construction - 0.6%
    Insituform Technologies Cl. A (a)                   70,000        1,237,600
    Keith Companies (a)                                 10,000           99,900
                                                                 ---------------
                                                                       1,337,500
                                                                 ---------------

Food/Tobacco Processors - 1.5%
    Galaxy Nutritional Foods (a)                       113,500   $      320,070
    MGP Ingredients                                     96,122          839,626
    ML Macadamia Orchards LP Cl. A                     120,200          420,700
    SENECA FOODS CL. A (a)                              58,500        1,024,920
    SENECA FOODS CL. B (a)                              47,200          854,792
                                                                 ---------------
                                                                       3,460,108
                                                                 ---------------

Industrial Distribution - 0.9%
    Central Steel & Wire                                 1,200          450,000
    Elamex (a)                                          70,200          239,031
    Lawson Products                                     12,200          335,976
    Strategic Distribution (a)                          68,490        1,113,716
                                                                 ---------------
                                                                       2,138,723
                                                                 ---------------

Printing - 1.6%
    Bowne & Co.                                         90,000        1,172,700
    Ennis Business Forms                                11,200          162,960
    Moore Wallace (a)                                   39,600          581,328
    New England Business Service                        52,900        1,587,000
    Schawk Cl. A                                        16,300          170,824
                                                                 ---------------
                                                                       3,674,812
                                                                 ---------------

Transportation and Logistics - 2.2%
    AirNet Systems (a)                                 196,000          793,800
    Atlas Air Worldwide Holdings (a,c)                 120,000          176,400
    EGL (a)                                             42,100          639,920
    Forward Air (a)                                     43,800        1,111,206
    Frozen Food Express Industries (a)                 227,500          718,900
    Hawaiian Holdings (a)                               75,000           63,750
    Hub Group Cl. A (a)                                  6,500           57,070
    Knight Transportation (a)                           38,925          969,233
    Patriot Transportation Holding (a)                  28,400          800,596
                                                                 ---------------
                                                                       5,330,875
                                                                 ---------------

Other Industrial Services - 0.1%
    Team (a)                                            44,100          352,800
                                                                 ---------------
TOTAL (Cost $24,350,375)                                             28,830,143
                                                                 ===============

NATURAL RESOURCES - 8.6%
Energy Services - 2.7%
    Carbo Ceramics                                      33,600        1,251,600
    Dril-Quip (a)                                       42,700          777,140
    GulfMark Offshore (a)                               69,200        1,168,096
    Input/Output (a)                                   193,500        1,041,030
    Lufkin Industries                                   25,000          608,750
    MarkWest Hydrocarbon (a)                            15,200          115,672
    NATCO Group Cl. A (a)                              100,400          685,732
    Valley National Gases (a)                           30,100          179,095
    Willbros Group (a)                                  55,900          580,801
                                                                 ---------------
                                                                       6,407,916
                                                                 ---------------

Oil and Gas - 3.3%
    BONAVISTA PETROLEUM (a)                             71,000        2,010,990
    Contango Oil & Gas Company (a)                      50,000          204,500
    Denbury Resources (a)                               87,000        1,168,410
    Evergreen Resources (a,c)                           20,000        1,086,200
    PETROCORP (a)                                      171,200        1,908,880
    Prima Energy (a)                                    21,000          438,480
    Toreador Resources (a)                               2,300            6,923
    Veritas DGC (a,c)                                   79,400          913,100
                                                                 ---------------
                                                                       7,737,483
                                                                 ---------------


34 | THE ROYCE FUNDS SEMIANNUAL REPORT 2003

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
                                                        ------            -----
NATURAL RESOURCES (CONTINUED)
Precious Metals and Mining - 0.7%
    Apex Silver Mines (a)                               79,600    $   1,174,100
    Brush Engineered Materials (a)                      15,500          129,425
    MK Gold (a)                                        603,700          458,812
                                                                 ---------------
                                                                       1,762,337
                                                                 ---------------

Real Estate - 1.9%
    HOMEFED CORPORATION (a)                            898,521        2,470,933
    LIBERTE INVESTORS (a)                              346,800        1,883,124
    Stratus Properties (a)                              11,000          102,905
                                                                 ---------------
                                                                       4,456,962
                                                                 ---------------
TOTAL (Cost $10,827,234)                                             20,364,698
                                                                 ===============

TECHNOLOGY - 24.0%
Aerospace/Defense - 2.1%
    Ducommun (a)                                        99,500        1,402,950
    HEICO Corporation (c)                               66,600          812,520
    Herley Industries (a)                               76,000        1,290,480
    Integral Systems (a)                                58,300        1,159,004
    Mesaba Holdings (a)                                 51,600          318,372
    SIFCO Industries (a)                                45,800           92,058
                                                                 ---------------
                                                                       5,075,384
                                                                 ---------------

Components and Systems - 5.0%
    Advanced Photonix Cl. A (a)                        455,200          409,680
    CSP (a)                                            117,581          378,611
    Concurrent Computer (a)                            102,500          299,300
    Del Global Technologies (a)                        468,279        1,077,042
    EXCEL TECHNOLOGY (a,c)                              97,900        2,235,057
    Intrusion (a)                                       75,000           56,250
    Kronos (a)                                          20,750        1,054,308
    Lantronix (a)                                      224,500          166,130
   +Mobility Electronics (a,c)                          90,000          364,500
    MOCON                                               22,600          163,850
    Newport Corporation (a)                             45,000          666,000
    OSI Systems (a)                                     20,000          321,200
    Pemstar (a,c)                                       71,500          299,585
    Performance Technologies (a)                        24,750          180,675
    Printronix (a)                                      45,300          507,360
    Rainbow Technologies (a)                           181,500        1,526,415
    Read-Rite (a)                                        1,000               65
    REMEC (a,c)                                        182,500        1,270,200
    Spectrum Control (a)                                12,500           70,250
    TransAct Technologies (a)                           68,200          827,266
                                                                 ---------------
                                                                      11,873,744
                                                                 ---------------

Distribution - 1.8%
    Bell Industries (a)                                 85,700          185,969
    Daisytek International (a)                          40,300            2,821
    Jaco Electronics (a)                                38,000          183,882
    Nu Horizons Electronics (a)                         40,000          240,000
    PC Connection (a)                                    5,000           34,000
    Pioneer-Standard Electronics                        90,000          763,200
    Plexus Corporation (a)                              83,000          956,990
    Pomeroy IT Solutions (a)                            31,100          343,966
    RICHARDSON ELECTRONICS                             206,600        1,673,460
                                                                 ---------------
                                                                       4,384,288
                                                                 ---------------

Internet Software and Services - 1.5%
    Convera Corporation (a,c)                           33,200          132,136
    CyberSource Corporation (a)                         86,000          235,640
    Digitas (a)                                         50,500          250,480
    Lionbridge Technologies (a,c)                       37,500          190,875
    Overstock.com (a,c)                                 37,000          536,870
    RealNetworks (a,c)                                  65,700          445,446
    Register.com (a)                                    84,000          492,240
    Stamps.com (a)                                     170,000          816,000
    United Online (a,c)                                 15,000          380,100
                                                                 ---------------
                                                                       3,479,787
                                                                 ---------------

IT Services - 4.6%
    CACI International Cl. A (a)                        10,000          343,000
    CIBER (a)                                          220,000        1,544,400
    Computer Task Group (a)                            341,100          968,724
    Covansys Corporation (a)                           242,500          744,475
    DiamondCluster International Cl. A (a)             280,000        1,038,800
    DynTek Cl. A (a)                                   224,000          179,200
    FORRESTER RESEARCH (a)                             105,500        1,725,980
    SAPIENT CORPORATION (a)                            995,000        2,756,150
    Syntel (a)                                          81,000        1,274,130
    Technology Solutions (a)                            50,000           50,000
    Tier Technologies Cl. B (a)                         40,500          313,875
                                                                 ---------------
                                                                      10,938,734
                                                                 ---------------

Semiconductors and Equipment - 2.0%
    August Technology (a)                               72,000          457,200
    California Micro Devices (a)                        25,000           53,750
    Exar Corporation (a,c)                              68,500        1,084,355
    FSI International (a)                               34,500          134,550
    GlobespanVirata (a)                                 14,000          115,500
    Helix Technology                                     9,500          125,685
    Inficon Holding ADR (a,b)                           10,000           64,500
    Intevac (a)                                        114,050          766,416
    Oak Technology (a,c)                                20,000          124,200
    PDF Solutions (a)                                   25,000          288,750
    Photronics (a)                                      29,750          519,138
   +Pixelworks (a,c)                                    36,000          213,840
    Semitool (a)                                        50,500          248,965
    Teradyne (a)                                        13,604          235,485
    Xicor (a)                                           35,000          219,450
                                                                 ---------------
                                                                       4,651,784
                                                                 ---------------

Software - 3.8%
    ANSYS (a)                                           15,400          478,940
    Aladdin Knowledge Systems (a)                       27,300          103,494
    Applix (a,c)                                        20,000           32,000
   +AsiaInfo Holdings (a,c)                             67,000          549,400
    Aspen Technology (a,c)                              22,000          105,600
    Chordiant Software (a)                             160,000          297,600
    ILOG ADR (a,b,c)                                    35,000          292,950
    Indus International (a)                            144,800          290,903
    JDA Software Group (a)                             110,500        1,236,495
    Lightspan (a)                                      480,000          325,440
    MSC.Software (a,c)                                  63,700          429,338
    PLATO Learning (a)                                  70,000          402,500
    Retek (a)                                           25,000          160,000
    SCB Computer Technology (a)                         50,000           80,000
    SPSS (a)                                            91,900        1,538,406
    Transaction Systems Architects Cl. A (a)           155,100        1,389,696
    Verity (a)                                          95,000        1,202,700
                                                                 ---------------
                                                                       8,915,462
                                                                 ---------------


                                     THE ROYCE FUNDS SEMIANNUAL REPORT 2003 | 35

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
                                                        ------            -----
TECHNOLOGY (CONTINUED)
Telecommunication - 3.2%
    ADC Telecommunications (a,c)                       100,000   $      232,800
    Allegiance Telecom (a,c)                           790,000           43,450
    Anaren (a,c)                                       123,000        1,152,510
    Brooktrout (a)                                      28,400          220,441
    C-COR.net (a,c)                                      5,000           24,500
    Captaris (a)                                        30,000          102,600
    Centillium Communications (a)                       24,000          237,840
    Computer Access Technology a                        48,000          156,000
    Computer Network Technology a,c                     20,000          162,000
    Giga-tronics a                                       3,200            5,536
    ITXC Corporation a                                  36,000           93,960
    Interland a                                         25,000           24,500
    Level 3 Communications a,c                          84,300          559,752
    Liberty Satellite & Technology Cl. A a             118,200          307,320
    MetaSolv a,c                                        44,100           86,436
    Optical Communication Products Cl. A a             220,300          396,540
    PC-Tel a                                            31,100          368,846
    Radyne ComStream a                                  65,000          132,600
    Somera Communications a,c                          132,900          194,034
    SpectraLink Corporation a                          132,000        1,304,160
    Tollgrade Communications a,c                        20,000          373,000
    ViaSat a                                            98,200        1,408,188
                                                                 --------------
                                                                       7,587,013
                                                                 --------------
TOTAL (Cost $51,202,632)                                             56,906,196
                                                                 ==============

MISCELLANEOUS - 2.9%
TOTAL (Cost $5,766,793)                                               6,896,550
                                                                 ==============

TOTAL COMMON STOCKS
    (Cost $170,788,010)                                             220,210,760
                                                                 ==============
PREFERRED STOCKS - 0.5%
    Angelo and Maxie's 10.00% Conv.                      6,991   $       16,079
    SENECA FOODS CONV. a                                75,409        1,025,562
                                                                 --------------

TOTAL PREFERRED STOCKS
    (Cost $957,998)                                                   1,041,641
                                                                 ==============
                                                     PRINCIPAL
                                                      AMOUNT
                                                     ---------

U.S. TREASURY OBLIGATIONS - 2.1% U.S Treasury Notes
   +1.875%, due 9/30/04                             $5,000,000        5,049,220
                                                                 --------------

TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $5,010,808)                                                 5,049,220
                                                                 ==============

REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Company,
    0.30% dated 6/30/03, due 7/1/03,
    maturity value $10,850,090
    (collateralized by U.S. Treasury Bonds,
    8.50% due 2/15/20, valued at
    $11,063,754)
    (Cost $10,850,000)                                               10,850,000
                                                                 ==============

TOTAL INVESTMENTS - 100.0%
    (Cost $187,606,816)                                             237,151,621

LIABILITIES LESS CASH
    AND OTHER ASSETS                                                   (427,603)

PREFERRED STOCK                                                     (40,000,000)
                                                                 ---------------
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS                       $196,724,018
                                                                 ==============



--------------------------------------------------------------------------------
a   Non-income producing.
b   American Depository Receipt.
c A portion of these securities were on loan at June 30, 2003. Total market value of loaned securities at June 30, 2003 was $7,992,197.
d Securities for which market quotations are no longer readily available represent 1.06% of net assets. These securities have been valued at their fair value under procedures established by the Fund's Board of Directors.
+   New additions in 2003.
    BOLD INDICATES THE FUND'S LARGEST 20 EQUITY HOLDINGS IN TERMS OF JUNE 30, 2003 MARKET VALUE.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $188,619,900. At June 30, 2003, net unrealized appreciation for all securities was $48,531,721, consisting of aggregate gross unrealized appreciation of $65,691,964 and aggregate gross unrealized depreciation of $17,160,243. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold and amortization of discount for book and tax purposes.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




36 | THE ROYCE FUNDS SEMIANNUAL REPORT 2003

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                   JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (identified cost $176,756,816)                $226,301,621
Repurchase agreement (at cost and value)                             10,850,000
Cash                                                                        624
Collateral from brokers on securities loaned                          8,369,427
Receivable for investments sold                                         126,725
Receivable for dividends and interest                                    70,652
Prepaid expenses                                                          9,686
--------------------------------------------------------------------------------
   Total Assets                                                     245,728,735
--------------------------------------------------------------------------------
LIABILITIES:
Payable for collateral on securities loaned                           8,369,427
Payable for investments purchased                                       194,112
Payable for investment advisory fee                                     278,115
Preferred dividends accrued but not yet declared                         68,887
Accrued expenses                                                         94,176
--------------------------------------------------------------------------------
   Total Liabilities                                                  9,004,717
--------------------------------------------------------------------------------
PREFERRED STOCK:
7.75% Cumulative Preferred Stock -- $0.001 par value,
   $25 liquidation value per share; 1,600,000 shares outstanding     40,000,000
--------------------------------------------------------------------------------
   Total Preferred Stock                                             40,000,000
================================================================================
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS                       $196,724,018
================================================================================
ANALYSIS OF NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Par value of Common Stock -- $0.001 per share; 18,540,334
   shares outstanding (150,000,000 shares authorized)              $     18,540
Additional paid-in capital                                          142,059,397
Accumulated net investment loss                                      (1,199,081)
Accumulated net realized gain on investments                         16,392,806
Net unrealized appreciation on investments                           49,544,805
Quarterly and accrued distributions                                 (10,092,449)
--------------------------------------------------------------------------------
Net Assets applicable to Common Stockholders
    (net asset value per share -- $10.61)                          $196,724,018
================================================================================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.








                                     THE ROYCE FUNDS SEMIANNUAL REPORT 2003 | 37

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS              SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Income:
   Dividends                                                       $    402,854
   Interest                                                              72,794
--------------------------------------------------------------------------------
Total income                                                            475,648
--------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                           1,658,923
   Custody and transfer agent fees                                       61,256
   Stockholder reports                                                   48,061
   Professional fees                                                     30,077
   Directors' fees                                                       26,132
   Administrative and office facilities expenses                         16,672
   Other expenses                                                        33,608
--------------------------------------------------------------------------------
Total expenses                                                        1,874,729
Fees waived by investment advisor                                      (200,000)
--------------------------------------------------------------------------------
Net expenses                                                          1,674,729
--------------------------------------------------------------------------------
Net investment loss                                                  (1,199,081)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                     12,706,206
Net change in unrealized appreciation on investments                 21,690,144
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                      34,396,350
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS      33,197,269
================================================================================
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS                              (1,550,000)
================================================================================
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS
   RESULTING FROM INVESTMENT OPERATIONS                             $ 31,647,269
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
                                            Six months ended        Year ended
                                              June 30, 2003        December 31,
                                               (unaudited) 2002
                                            ----------------       -------------
INVESTMENT OPERATIONS:
   Net investment loss                        $ (1,199,081)        $ (2,363,582)
   Net realized gain on investments             12,706,206           16,747,557
   Net change in unrealized appreciation
    on investments                              21,690,144          (38,936,315)
--------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      resulting from investment operations      33,197,269          (24,552,340)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS:
   Net investment income                             -                    -
   Net realized gain on investments                  -               (3,100,000)
   Quarterly distributions*                     (1,550,000)               -
--------------------------------------------------------------------------------
     Total distributions to Preferred
      Stockholders                              (1,550,000)          (3,100,000)
--------------------------------------------------------------------------------
NET INCREASE (DECREASED) IN NET ASSETS
   APPLICABLE TO COMMON STOCKHOLDERS
   RESULTING FROM INVESTMENT OPERATIONS         31,647,269          (27,652,340)
================================================================================
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
   Net investment income                             -                    -
   Net realized gain on investments                  -              (13,769,198)
   Quarterly distributions*                     (8,473,560)               -
--------------------------------------------------------------------------------
     Total distributions to Common
      Stockholders                              (8,473,560)         (13,769,198)
--------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS:
   Reinvestment of distributions to Common
    Stockholders                                 5,979,130            8,549,592
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   APPLICABLE TO COMMON STOCKHOLDERS:           29,152,839          (32,871,946)
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
   Beginning of period                         167,571,179          200,443,125
--------------------------------------------------------------------------------
   End of period (including accumulated net
     investment loss of $1,199,081 in 2003)   $196,724,018         $167,571,179
================================================================================
*To be allocated to net investment income and capital gains at year-end.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



38 | THE ROYCE FUNDS SEMIANNUAL REPORT 2003

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share of Common Stock outstanding throughout each period, and to assist stockholders in evaluating the Fund's performance for the periods presented.

                                                                       Years ended December 31,
                                Six months ended     --------------------------------------------------------
                                  June 30, 2003
                                   (unaudited)        2002       2001         2000       1999       1998
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                              $9.39          $11.83     $10.14       $11.00     $10.06     $10.84
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS:
   Net investment income (loss)       (0.06)          (0.13)     (0.05)        0.09       0.12       0.13
   Net realized and unrealized
    gain (loss) on investments         1.87           (1.29)      2.57         1.23       1.35      (0.36)
-------------------------------------------------------------------------------------------------------------
     Total investment operations       1.81           (1.42)      2.52         1.32       1.47      (0.23)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED
  STOCKHOLDERS:
   Net investment income                -               -          -          (0.01)     (0.05)     (0.06)
   Net realized gain on investments     -             (0.18)     (0.19)       (0.22)     (0.18)     (0.18)
   Quarterly distributions*           (0.09)            -          -            -          -          -
-------------------------------------------------------------------------------------------------------------
     Total distributions to
      Preferred Stockholders          (0.09)          (0.18)     (0.19)       (0.23)     (0.23)     (0.24)
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS APPLICABLE TO
  COMMON STOCKHOLDERS RESULTING
  FROM INVESTMENT OPERATIONS           1.72           (1.60)      2.33         1.09       1.24      (0.47)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON
 STOCKHOLDERS:
   Net investment income                -               -          -          (0.09)     (0.06)     (0.07)
   Net realized gain on investments     -             (0.80)     (0.57)       (1.63)     (0.21)     (0.22)
   Quarterly distributions*           (0.47)            -          -     --     -          -          -
-------------------------------------------------------------------------------------------------------------
     Total distributions to Common
      Stockholders                    (0.47)          (0.80)     (0.57)       (1.72)     (0.27)     (0.29)
-------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS:
   Effect of reinvestment of
    distributions by Common
    Stockholders                      (0.03)          (0.04)     (0.07)       (0.23)     (0.03)     (0.02)
-------------------------------------------------------------------------------------------------------------
      Total capital stock
       transactions                   (0.03)          (0.04)     (0.07)       (0.23)     (0.03)     (0.02)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $10.61           $9.39     $11.83       $10.14     $11.00     $10.06
=============================================================================================================
MARKET VALUE, END OF PERIOD           $9.77           $8.44     $10.50       $8.625      $9.00     $8.875
=============================================================================================================
TOTAL RETURN (a):
Market Value                          22.2%***       (12.7)%     28.8%       15.3%        4.5%     (9.4)%
Net Asset Value                       19.3%***       (13.8)%     23.4%       10.9%       12.7%     (4.1)%
RATIOS BASED ON AVERAGE NET ASSETS
   APPLICABLE TO COMMON STOCKHOLDERS:
Total expenses (b,c)                  1.98%**         1.96%       1.78%      1.32%        1.27%     1.18%
   Management fee expense             1.72%**         1.59%       1.57%      1.08%        0.91%     0.80%
   Other operating expenses           0.26%**         0.37%       0.21%      0.24%        0.36%     0.38%
Net investment income (loss)         (1.42)%**       (1.23)%     (0.43)%     0.74%        1.20%     1.21%
SUPPLEMENTAL DATA:
Net Assets Applicable to
   Common Stockholders,
   End of Period (in thousands)   $196,724        $167,571    $200,443   $163,820     $151,269  $135,495
Liquidation Value
of Preferred Stock,
End of Period (in thousands)       $40,000         $40,000     $40,000    $40,000      $40,000   $40,000
Portfolio Turnover Rate                 11%             39%         27%        49%          49%       44%
PREFERRED STOCK:
Total shares outstanding         1,600,000       1,600,000   1,600,000  1,600,000    1,600,000 1,600,000
Asset coverage per share           $147.95         $129.73     $150.28    $127.39      $119.54   $109.68
Liquidation preference per share    $25.00          $25.00      $25.00     $25.00       $25.00    $25.00
Average market value per share (d)  $25.90          $25.91      $25.30     $23.08       $24.67    $25.40
=============================================================================================================
(a) The Market Value Total Return is calculated assuming a purchase of Common
    Stock on the opening of the first business day and a sale on the closing of the last business day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Distribution Reinvestment and Cash Purchase
    Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase and sale dates instead of market value.
(b) Expense ratios based on total average net assets including liquidation value of Preferred Stock were 1.60%, 1.62%, 1.46%, 1.06%, 0.98% and 0.92% for the periods ended June 30, 2003 and December 31, 2002, 2001, 2000, 1999 and
    1998, respectively.
(c) Expense ratios based on average net assets applicable to Common Stockholders before waiver of fees by the investment adviser would have been 2.21%,
    2.04%, 1.81%, 1.44% and 1.24% for the periods ended June 30, 2003 and
    December 31, 2002, 2001, 1999 and 1998, respectively.
(d) The average of month-end market values during the period.

  * To be allocated to net investment income and capital gains at year-end. **
 Annualized.
*** Not annualized.


                                     THE ROYCE FUNDS SEMIANNUAL REPORT 2003 | 39

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
    Royce Micro-Cap Trust, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on September 9, 1993 as a diversified closed-end investment company. The Fund commenced operations on December 14, 1993.
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  VALUATION OF INVESTMENTS:
    Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Securities listed on an exchange or the Nasdaq National Market System (NMS) are valued at their last reported sales price or official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price for exchange-listed securities and at the average of their bid and asked prices for Nasdaq NMS securities. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund's Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

  INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
    Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and any non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

  EXPENSES:
    The Fund incurs direct and indirect expenses. Expenses directly attributable to the Fund are charged to the Fund's operations, while expenses applicable to more than one of the Royce Funds are allocated in an equitable manner. Allocated personnel and occupancy costs related to The Royce Funds are included in administrative and office facilities expenses. The Fund has adopted a deferred fee agreement that allows the Fund's Directors to defer the receipt of all or a portion of Directors' Fees otherwise payable. The deferred fees are invested in certain Royce Funds until distributed in accordance with the agreement.

  TAXES:
    As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information".


  DISTRIBUTIONS:
    The Fund currently has a policy of paying quarterly distributions on the Fund's Common Stock. Distributions are currently being made at the annual rate of 9% of the rolling average of the prior four calendar quarter-end NAVs of the Fund's Common Stock, with the fourth quarter distribution being the greater of 2.25% of the rolling average or the distribution required by IRS regulations. Distributions to Preferred Stockholders are recorded on an accrual basis and paid quarterly. Distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to stockholder distributions will result in reclassifications within the capital accounts. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining undistributed at fiscal year end is distributed in the following year.

  REPURCHASE AGREEMENTS:

    The Fund enters into repurchase agreements with respect to its portfolio securities solely with State Street Bank and Trust Company ("SSB&T"), the custodian of its assets. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held by SSB&T until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities.

  SECURITIES LENDING:

    The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. This income is included in interest income. Collateral on all securities loaned for the Fund is accepted in cash and is invested temporarily, typically, and specifically at June 30, 2003, in a registered money market fund, by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities.


40 | THE ROYCE FUNDS SEMIANNUAL REPORT 2003

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

CAPITAL STOCK:
    The Fund currently has 1,600,000 shares of 7.75% Cumulative Preferred Stock outstanding. The stock has a liquidation preference of $25.00 per share.
    Under the Investment Company Act of 1940, the Fund is required to maintain an asset coverage of at least 200% for the Preferred Stock. In addition, pursuant to the Rating Agency Guidelines established by Moody's, the Fund is required to maintain a certain discounted asset coverage. The Fund has met these requirements since issuing the Preferred Stock.
    The Fund is required to allocate long-term capital gain distributions and other types of income proportionately to distributions made to holders of shares of Common Stock and Preferred Stock. To the extent that distributions are not paid from long-term capital gains, net investment income or net short-term capital gains, they will represent a return of capital.
    The Fund issued 698,276 and 896,290 shares of Common Stock as reinvestment of distributions by Common Stockholders for the periods ended June 30, 2003 and December 31, 2002, respectively.

INVESTMENT ADVISORY AGREEMENT:
    As compensation for its services under the Investment Advisory Agreement, Royce & Associates, LLC ("Royce") receives a fee comprised of a Basic Fee ("Basic Fee") and an adjustment to the Basic Fee based on the investment performance of the Fund in relation to the investment record of the Russell 2000.
    The Basic Fee is a monthly fee equal to 1/12 of 1% (1% on an annualized basis) of the average of the Fund's month-end net assets applicable to Common Stockholders plus the liquidation value of Preferred Stock for the rolling 36-month period ending with such month. The Basic Fee for each month is increased or decreased at the rate of 1/12 of .05% for each percentage point that the investment performance of the Fund exceeds, or is exceeded by, the percentage change in the investment record of the Russell 2000 for the performance period by more than two percentage points. The performance period for each such month is a rolling 36-month period ending with such month. The maximum increase or decrease in the Basic Fee for any month may not exceed 1/12 of .5%. Accordingly, for each month, the maximum monthly fee rate as adjusted for performance is 1/12 of 1.5% and is payable if the investment performance of the Fund exceeds the percentage change in the investment record of the Russell 2000 by 12 or more percentage points for the performance period, and the minimum monthly fee rate as adjusted for performance is 1/12 of .5% and is payable if the percentage change in the investment record of the Russell 2000 exceeds the investment performance of the Fund by 12 or more percentage points for the performance period.
    Royce has voluntarily committed to waive the portion of its investment advisory fee attributable to the Fund's Preferred Stock for any month in which the Fund's average annual NAV total return since issuance of the Preferred Stock fails to exceed the Preferred Stock's dividend rate.
    For the six months ended June 30, 2003, the Fund accrued and paid Royce advisory fees totaling $1,458,923, which is net of $200,000 voluntarily waived by Royce.

PURCHASES AND SALES OF INVESTMENT SECURITIES:
    For the six months ended June 30, 2003, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, amounted to $22,799,895 and $34,025,558, respectively.

TRANSACTIONS IN SHARES OF AFFILIATED COMPANIES:
    An "Affiliated Company", as defined in the Investment Company Act of 1940, is a company in which a Fund owns 5% or more of the company's outstanding voting securities. The Fund effected the following transactions in shares of such companies during the six months ended June 30, 2003:

==================================================================================================================
                                 Purchases          Sales
                               -------------    ---------------

        Affiliated Company      Shares  Cost    Shares     Cost      Realized Gain (Loss)    Dividend Income
        ------------------      ------  ----    ------     ----      --------------------    ---------------

Technical Communications          --     --     96,700   $108,304       $(61,331)                   --

==================================================================================================================

PREFERRED STOCK PRESENTATION:
    To reflect recent accounting guidance from the Securities and Exchange Commission, the Statement of Assets and Liabilities has been modified to present the liquidation value of Preferred Stock below Liabilities and above Net Assets Applicable to Common Stockholders. As revised, Preferred Stock is no longer included as a component of net assets of the Fund. Likewise, the Statement of Operations, the Statement of Changes in Net Assets, and the Financial Highlights have been revised to show distributions to Preferred Stockholders as a component of the net increase/decrease in net assets applicable to Common Stockholders resulting from investment operations. These modifications do not change the amount of net assets applicable to Common Stockholders, the net asset value per share of Common Stock, or the total return per share of Common Stock.






                                     THE ROYCE FUNDS SEMIANNUAL REPORT 2003 | 41

ITEM 2:  CODE(S) OF ETHICS - NOT APPLICABLE TO THIS AMENDED SEMI-ANNUAL REPORT.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT - NOT APPLICABLE TO THIS AMENDED SEMI-ANNUAL REPORT.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT APPLICABLE TO THIS AMENDED SEMI-ANNUAL REPORT.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS. NOT APPLICABLE TO THIS AMENDED SEMI-ANNUAL REPORT.

ITEM 6:  RESERVED.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES -

         In June 2003, in response to rules adopted by the Commission, Royce adopted written proxy voting policies and procedures (the "Proxy Voting Procedures") for itself, the Fund, and all The Royce Funds and clients accounts for which Royce is responsible for voting proxies. The Board of Directors of the Fund has delegated all proxy voting decisions to Royce. In voting proxies, Royce is guided by general fiduciary principles. Royce's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. Royce attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner it believes will be consistent with efforts to enhance and/or protect stockholder value.

         Royce personnel are responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. Royce divides proxies into "regularly recurring" and "non-regularly recurring" matters. Examples of regularly recurring matters include non-contested elections of directors and non-contested approvals of independent auditors. Regularly recurring matters are usually voted as recommended by the issuer's board of directors or management. Non-regularly recurring matters are brought to the attention of portfolio manager(s) for the applicable account(s) and, after giving consideration to advisories provided by an independent third party research firm, the portfolio manager(s) directs that such matters be voted in a way that he believes should better protect or enhance the value of the investment. If the portfolio manager determines that information relating to a proxy requires additional analysis, is missing, or is incomplete, the portfolio manager will give the proxy to an analyst or another portfolio manager for review and analysis. Under certain circumstances, Royce may vote against a proposal from the issuer's board of directors or management. Royce's portfolio managers decide these issues on a case-by-case basis. A Royce portfolio manager may, on occasion, decide to abstain from voting a proxy or a specific proxy item when such person concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client's best interest to vote.

         In furtherance of Royce's goal to vote proxies in the best interests of its clients, Royce follows specific procedures outlined in the Proxy Voting Procedures to identify, assess and address material conflicts that may arise between Royce's interests and those of its clients before voting proxies on behalf of such clients. In the event such a material conflict of interest is identified, the proxy will be voted by Royce in accordance with the recommendation given by an independent third party research firm.

ITEM 8:  RESERVED.

ITEM 9:  CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this amended report.

(b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ROYCE MICRO-CAP TRUST, INC.

BY: /s/ Charles M. Royce
     CHARLES M. ROYCE
     PRESIDENT

Date: October 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this amended report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ROYCE MICRO-CAP TRUST, INC.

BY: /s/ Charles M. Royce
     CHARLES M. ROYCE
     PRESIDENT

Date: October 7, 2003

ROYCE MICRO-CAP TRUST, INC.

BY: /s/ John D. Diederich
     JOHN D. DIEDERICH
     CHIEF FINANCIAL OFFICER

Date: October 7, 2003